Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,647,500.00
Previously Paid Amount	0.00
Total Fee Amount	3,127.62
Total Offset Amount	0.00
Net Fee	$ 3,127.62
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A